ANMIF N-CEN Item 3.1b.i

Articles of Amendment effective April 22, 2021

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

ARTICLES OF AMENDMENT

THIS IS TO CERTIFY THAT:

                        FIRST:  The charter of AllianceBernstein National Municipal Income Fund, Inc., a Maryland corporation (the “Corporation”), is hereby amended in the manner set forth on Schedule I hereto.

                        SECOND:  The amendments to the charter of the Corporation (the “Charter”) as set forth above have been duly advised by the Board of Directors and approved by the stockholders of the Corporation as required by law.

                        THIRD:  These Articles of Amendment shall become effective at 12:01 a.m. on April 22, 2021 (the “Effective Time”).

                        FOURTH:  The amendments to the Charter as set forth above do not increase the authorized stock of the Corporation.

                        FIFTH:  The undersigned officer acknowledges these Articles of Amendment to be the corporate act of the Corporation and, as to all matters or facts required to be verified under oath, the undersigned officer acknowledges that, to the best of his knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

[Signature Page Follows]

ANMIF N-CEN Item 3.1b.i

IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be executed in its name and on its behalf by its Chief Financial Officer and attested to by its Assistant Secretary on this 20th day of April, 2021.

ATTEST:                                                         ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

/s/Stephen J. Laffey                                        /s/Joseph J. Mantineo              (SEAL)

Name:  Stephen J. Laffey                                Name: Joseph J. Mantineo

Title: Assistant Secretary                                Title: Treasurer and Chief Financial Officer

ANMIF N-CEN Item 3.1b.i

Schedule I

The Charter of the Corporation is amended as set forth herein in connection with the 2021 Special Terms Period, which shall commence on the Terms Period Commencement Date and end on the Terms Period Termination Date (subject to early redemption of the 2018 VMTP Shares (as defined below) in accordance with the terms of the Articles (as defined below)) and such period to be referred to herein as the “2021 Special Terms Period,” the terms of which are contained in and established by the Notice for the 2018 Variable Rate MuniFund Term Preferred Shares (the “2018 VMTP Shares”) issued by AllianceBernstein National Municipal Income Fund, Inc. (the “Fund”) for the 2021 Special Terms Period, all in accordance with the Articles Supplementary containing the terms of the 2018 VMTP Shares, effective December 19, 2018 (the “Base Articles”), as amended by these Articles of Amendment, containing the terms set forth in Article 1 and Article 2 hereof (the “Amendment” and, together with the Base Articles, the “Articles”).

ARTICLE 1

DEFINITIONS

1.1                Definitions

.  During the 2021 Special Terms Period, unless the context or use indicates another or different meaning or intent, each of the following terms when used herein shall have the meaning ascribed to it below, whether such term is used in the singular or plural and regardless of tense; capitalized terms used herein but not defined herein have the respective meanings therefor set forth in the Base Articles:

“2021 Special Terms Period” means the Special Terms Period commencing on and including the Terms Period Commencement Date and ending on and including the Terms Period Termination Date (subject to early redemption of the 2018 VMTP Shares in accordance with the terms of the Articles).

“Applicable Spread” means, with respect to any Rate Period for the 2018 VMTP Shares, the percentage per annum set forth opposite the highest applicable credit rating most recently assigned to the 2018 VMTP Shares by any Rating Agency in the table set forth directly below on the Rate Determination Date for such Rate Period:

Long-Term Ratings*	Applicable Percentage**
S&P

AAA to AA-	1.05%
A+ to A-	2.05%
BBB+ to BBB-	3.05%
BB+ or lower***	4.05%

*And/or the equivalent ratings of an Other Rating Agency then rating the 2018 VMTP Shares utilizing the highest of the ratings of the Rating Agencies then rating the 2018 VMTP Shares.

**Unless an Increased Rate Period is in effect and is continuing, in which case the Applicable Spread shall be 6.05% for such period.

*** Includes unrated.

ANMIF N-CEN Item 3.1b.i

“Articles” has the meaning set forth in the preamble above.

“Early Term Redemption Date” means April 24, 2024.

“Increased Rate” means, with respect to any Increased Rate Period for the 2018 VMTP Shares, the Index Rate for such Rate Period (or portion thereof) plus an Applicable Spread of 6.05%.

“Optional Redemption Premium” means, with respect to each 2018 VMTP Share to be redeemed at the option of the Fund, as set forth in Section 2.6(c)(i) of the Base Articles, on any Optional Redemption Date for a period of three years from the Terms Period Commencement Date, an amount equal to:

(A)  if such Optional Redemption Date is less than one year following the Terms Period Commencement Date, 1.0% of the Liquidation Preference of the 2018 VMTP Shares subject to redemption or

(B)  if the Optional Redemption Date for such 2018 VMTP Shares occurs on the date that is one year or more from the Terms Period Commencement Date, zero.

“Terms Period Commencement Date” means April 22, 2021.

“Terms Period Termination Date” means the earliest of (i) any Redemption Date with respect to any 2018 VMTP Shares to be redeemed on such date, (ii) the date on which a succeeding Special Terms Period is declared and effective with respect to the 2018 VMTP Shares, and (iii) provided that all Holders of the 2018 VMTP Shares have made an affirmative election to retain, the Mandatory Tender Date associated with the Early Term Redemption Date.

1.2                Interpretation

.  (a) The headings preceding the text of Sections included herein are for convenience only and shall not be deemed part hereof or be given any effect in interpreting this document.  The use of the masculine, feminine or neuter gender or the singular or plural form of words herein shall not limit any provision hereof.  The use of the terms “including” or “include” shall in all cases herein mean “including, without limitation” or “include, without limitation,” respectively.  Reference to any Person includes such Person’s successors and assigns to the extent such successors and assigns are permitted by the terms of any applicable agreement, and reference to a Person in a particular capacity excludes such Person in any other capacity or individually.  Reference to any agreement (including this document), document or instrument means such agreement, document or instrument as amended or modified and in effect from time to time in accordance with the terms thereof and, if applicable, the terms hereof.  Except as otherwise expressly set forth herein, reference to any law means such law as amended, modified, codified, replaced or re-enacted, in whole or in part, including rules, regulations, enforcement procedures and any interpretations promulgated thereunder.  References to Sections shall refer to those portions hereof, unless otherwise provided.  The use of the terms “hereunder,” “hereof,” “hereto” and words of similar import shall refer to this document as a whole and not to any particular Article, Section or clause hereof.

(b) The Special Terms Period provisions set forth herein shall, during the Special Terms Period designated herein, supersede the terms of the Base Articles to the extent inconsistent therewith. Upon the Terms Period Termination Date, the Special Terms Period provisions set forth herein shall no longer apply and the terms of the Base Articles shall be in effect.

ARTICLE 2

TERMS APPLICABLE TO THE
2018 VARIABLE RATE MUNIFUND TERM PREFERRED SHARES
THE 2021 SPECIAL TERMS PERIOD

The 2018 VMTP Shares shall have the following terms for the 2021 Special Terms Period:

2.1                Applicable Spread, Increased Rate, and Optional Redemption Premium

.

During the term of the 2021 Special Terms Period, the defined terms “Applicable Spread”, “Increased Rate”, and “Optional Redemption Premium” shall have the meanings ascribed to such terms herein and as defined, shall supersede the definitions provided for in the Base Articles.

2.2                Early Term Redemption Date and Mandatory Tender Event.

(a)                 The Early Term Redemption Date as defined in the Base Articles will not apply during the term of the 2021 Special Terms Period and the Early Term Redemption Date will instead be set as April 24, 2024 as provided for in Article 1 hereof.  All terms in the Base Articles calculated in relation to the Early Term Redemption Date will be calculated with respect to the Early Term Redemption Date herein.

(b)                During the term of the 2021 Special Terms Period, the language of Section 2.5(a)(i)(A) of the Base Articles is removed and replaced by the following:

“any date that is 20 Business Days prior the Early Term Redemption Date, or”.